Equity - Share premium (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Decrease in share premium	€ 4,034
Total recognized income and expense	(5,386)	€ 17,522	€ 3,557
Dividends recognised as distributions to owners	824	€ 279
Share premium
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	€ 477